Consolidated Statements of Financial Position - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Current assets
Cash and cash equivalents		$ 92	$ 95	$ 187	[1]
Short-term investments			11
Accounts receivable		398	398	337	[1]
Unbilled revenue	[2]	157	174	138	[1]
Inventories		258	294	273	[1]
Work-in-progress related to finance leases		35		31	[1]
Energy infrastructure ("EI") assets - finance leases receivable		49	43	44	[1]
Income taxes receivable		3	3	8	[1]
Derivative financial instruments	[1]			1
Prepayments		49	58	53	[1]
Assets held for sale			7
Total current assets		1,041	1,083	1,072	[1]
Unbilled revenue		2	135	165	[1]
Property, plant and equipment ("PP&E")		96	104	113	[1]
EI assets - operating leases		713	864	914	[1]
EI assets - finance leases receivable		189	161	173	[1]
Lease right-of-use assets		58	62	58	[1]
Deferred tax assets		24	21	16	[1]
Intangible assets		37	55	76	[1]
Goodwill		422	433	498	[1]
Other assets		209	40	59	[1]
Total assets		2,791	2,958	3,144	[1]
Current liabilities
Accounts payable and accrued liabilities		413	424	464	[1]
Provisions		22	20	14	[1]
Income taxes payable		79	56	55	[1]
Deferred revenue		375	297	270	[1]
Current portion of long-term debt		0	40	20	[1]
Lease liabilities		22	19	15	[1]
Derivative financial instruments			1	1	[1]
Other current liabilities			6
Liabilities associated with assets held for sale			5
Total current liabilities		911	868	839	[1]
Deferred revenue		11	22	25	[1]
Long-term debt		708	879	1,007	[1]
Lease liabilities		47	57	54	[1]
Deferred tax liabilities		48	65	65	[1]
Other liabilities		17	13	14	[1]
Total liabilities		1,742	1,904	2,004	[1]
Shareholders' equity
Share capital		505	504	503	[1]
Contributed surplus		678	678	678	[1]
Retained earnings		80	58	151	[1]
Accumulated other comprehensive losses		(214)	(186)	(192)	[1]
Total shareholders' equity		1,049	1,054	1,140	[1]
Total liabilities and shareholders' equity		$ 2,791	$ 2,958	$ 3,144	[1]

[1]	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 4 “Changes in Accounting Policies” for further details.
[2]	Unbilled revenue was previously titled contract assets. There were no dollar amounts reclassified as a result of the change in name.